First-time adoption - Summary of Impact of changes in the measurement method of debt instruments in the life insurance business on deferred tax liabilities and noncontrolling interests (Details) - JPY (¥)
¥ in Millions
	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Impact of changes in the measurement method of Debt Instruments In Life Insurance Business on deferred tax liabilities and noncontrolling interests [Line Items]
Deferred tax liabilities	¥ (696,492)	¥ (816,587)	¥ (1,041,156)
Noncontrolling interests	(52,778)	(43,996)	(1,120,038)
Accumulated other comprehensive income	¥ (1,222,332)	(1,520,257)	(979,476)
Adjustment to Recognition And Measurement Differences [Member]
Impact of changes in the measurement method of Debt Instruments In Life Insurance Business on deferred tax liabilities and noncontrolling interests [Line Items]
Noncontrolling interests		1,242	(457,195)
Accumulated other comprehensive income		(2,044,277)	(1,560,456)
Adjustment to Recognition And Measurement Differences [Member] | Impact of change on deferred tax liabilities and noncontrolling interests [Member]
Impact of changes in the measurement method of Debt Instruments In Life Insurance Business on deferred tax liabilities and noncontrolling interests [Line Items]
Deferred tax liabilities		(452,189)	(489,839)
Noncontrolling interests			(440,099)
Accumulated other comprehensive income		¥ 452,189	¥ 929,938